Financial Assets and Liabilities at Fair Value through Profit or Loss - Outstanding Forward Exchange Contracts for which Hedge Accounting Treatment is not Applied (Detail)
¥ in Millions, ¥ in Millions, $ in Millions, $ in Millions
12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)
Sell NT$ [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2024-01
Sell NT$ [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date		2023-01
Sell NT$ [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date		2023-03
Sell NT$ [Member] | Sell [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | $	$ 26,251.8	$ 79,610.6
Sell US$ [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2024-01	2023-01
Sell US$ [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2024-03	2023-03
Sell US$ [Member] | Sell [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | $			$ 1,112.0		$ 752.5
Sell RMB [Member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date		2023-01
Sell RMB [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date		2023-03
Sell RMB [Member] | Sell [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | ¥						¥ 1,448.4
Sell JPY [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2024-01
Sell JPY [Member] | Sell [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | ¥				¥ 20,000.0